UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

600 Superior Ave., E., Suite 2100

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

06.30.11

SEMI ANNUAL REPORT

INTRODUCTION

THANK YOU… for choosing the Ancora Mutual Funds. We have built the Ancora Funds to be unique and to capitalize on the evolving opportunities of the investment landscape. Our management style has centered on building long-term success for our clients and is applied to the management of all of our funds. Our Mutual Fund managers are the principals of the Fund’s Investment Adviser and are the original architects of the Mutual Funds they manage. While no mutual fund can guarantee performance, the Ancora Funds do promise that our investment decisions will be based upon dedicated research and careful execution. An Ancora Financial Advisor is at your disposal regardless of the size of your investment.

PERSONAL ASSISTANCE

1-866-6AN-CORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

ONLINE ACCOUNT MANAGEMENT

Manage your personal account of Ancora Funds online.  www.ancora.net

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER	1
ANCORA INCOME FUND	5
ANCORA EQUITY FUND	11
ANCORA MICROCAP FUND	17
ANCORA SPECIAL OPPORTUNITY FUND	25
GETTING STARTED	31
FINANCIAL REVIEW	35
FUND EXPENSES	59
TRUSTEES & OFFICERS & SERVICE PROVIDERS	62

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

Richard A. Barone

Chairman

Dear Shareholder:

At the time I write this report parents, teachers and students are preparing to return to school.  However, this year it appears that the returning group includes another class of seemingly undereducated individuals.  For lack of a better description, let’s call them market analysts.

From the depths of the great depression until sometime during the Johnson administration, the economic theory upon which analysts relied was clearly Keynesian.  Keynesian theory, which essentially promoted deficit government spending during recessionary periods, relied on the added spending to provide demand and suggested that the multiplier effect of that spending would lift us out of the recession.  The thinking behind this theory became commonly known as Fiscal Policy.

In the 1960’s a University of Chicago economist by the name of Milton Friedman suggested that the fiscal policy was severely lacking in its ability to provide economic growth and low unemployment.  Dr. Friedman suggested that the Federal Reserve, through its ability to expand the money supply and control the level of interest rates, was the perfect vehicle to control recessions as well as inflations and keep the economy on an even keel.  The test came in the late 1970’s and early 1980’s when the general level of relative prices, known as the CPI, reached 12 percent.  The newly appointed Fed Chairman, Paul Volker tested the new theory by raising interest rates to unthinkable levels, and as the theory claimed, inflation came under control.  The thinking behind this theory became commonly known as Monetary Policy.

Up until recently, it was commonly accepted by market analysts that fiscal policy was ineffective and only monetary policy (i.e. the Federal Reserve) could bring uncontrolled economic activity back to steady growth and full employment.  When the Obama Administration took office it was clear that the United States was headed into a recession.  That prospect provided the cover to revive the Keynesian model of deficit spending while maintaining a strong reliance on the Federal Reserve.  It now appears that both models are failing.

As part of the re-education process, market analysts need to admit that both fiscal and monetary policy have their limitations as well as an understanding that more fiscal stimulus, or a QE3 to resolve our problems, will only cause more pain.  What is needed is a new paradigm upon which a more prosperous economic future can be built.  To construct that paradigm a new set of building blocks is necessary.  That foundation needs to include an emphasis on greater self reliance with a simple clearly defined safety net, a simple fair method of taxation, regulations intended to level the playing field through full and verifiable disclosure instead of being focused on one-off situations, and government policies (not higher taxes) intended to rebuild the middle class.

The Funds

During the first six months of 2011, the stock market, as defined by the S&P 500 Index, rose 6.02% while the bond market, as defined by the Barclay’s Aggregate Bond Index, rose 1.92%.  Our three Equity Funds lagged their respective indices as well as the S&P 500 during this period.  This was primarily due to a greater degree of caution on behalf of the Funds’ respective managers.

The Ancora Equity Fund Class C and Class D shares advanced 4.53% and 4.80% respectively.  The Fund continues to focus on healthcare and technology and on the return to normalized earnings in general.

The Ancora Special Opportunity Fund went through this period with an overabundance of cash.  In recent months this has proved to have been a correct strategy, but during the six months ending June 30, 2011 the Fund’s performance was slightly negative compared to the Wilshire 500 Index which was up 6.09% during the same period.  The focus of the Ancora Special Opportunity Fund has been companies with significant earnings recovery potential.

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

After outperforming The Russell Microcap Index again in the first quarter of 2011 the Ancora Microcap Fund succumbed to the negative market environment and risk aversion of the second quarter underperforming the index by a little over 3%. Many of the technology names which propelled prior gains retreated in the face of economic slowdown fears. While these companies have maintained excellent balance sheets and still sell at relatively modest price earnings ratios they corrected a significant portion of their prior advance. Since inception nearly three years ago, Ancora Microcap has advanced approximately 10% annually against the index which was up approximately 4% annually.

For the six months ending in June, the Ancora Income Fund advanced over 5% against the Index which was up 1.92%.  Since inception, your Fund continues to exceed its index in providing a meaningful total return to shareholders.  The vast majority of its holdings are concentrated on investment grade debt held in the form of trust certificates and closed-end investment companies selling at discounts to net asset value.

Sincerely,

Richard A Barone

Chairman

INTRODUCTION

ANCORA’S LEGACY

Ancora Advisors was incorporated in 2003, although its lineage dates back to 1973 when Richard Barone founded The Maxus Investment Group. In 1985, the original Maxus Mutual Fund was founded and in the mid 1990’s the Maxus Investment Group merged with Gelfand Partners. Since the acquisition of Maxus by a well-known regional bank in early 2001, many of the former principals have reunited “Once Again”. In January 2004, the Ancora Family of Funds commenced operation and, as we have done in the past, we will again strive to build long-term success for our clients.

FUNDS	TICKER SYMBOL	INCEPTION DATE
ANCORA INCOME FUND
CLASS C	ANICX	1/5/2004
CLASS D	ANIDX	1/5/2004
ANCORA EQUITY FUND
CLASS C	ANQCX	1/5/2004
CLASS D	ANQDX	1/5/2004
ANCORA MICROCAP FUND
CLASS C	ANCCX	9/2/2008
CLASS D	ANCDX	9/2/2008
ANCORA SPECIAL OPPORTUNITY FUND
CLASS C	ANSCX	1/5/2004
CLASS D	ANSDX	1/5/2004

Distinguishing Features of Ancora:

Consistent investment process:

Each portfolio manager applies a consistent investment philosophy and process to building and managing the funds. We employ in-house research to identify companies we believe are currently trading at a substantial discount to what we consider to be their underlying business value.

Do not over-diversify:

Our portfolios generally hold a smaller number of stocks in the portfolio (25-60 stocks, for example, rather than 100-150) which is important to our investment philosophy. By building focused portfolios, our managers' best ideas can have a meaningful impact on investment performance.

Client Focus

Our commitment to our clients is to help them reach their financial objectives by making investments in our people and technology, maintaining high standards of excellence in performance, ethics and accuracy, and to always keep our clients' interests above all others.

Independence and Stability

As an employee-owned, full-service investment firm that has operated privately since our founding, we have the independence and objectivity to focus on what we believe is best for our clients.

Experienced Investment Team

Our investment management team consists of several senior professionals involved in both equity and fixed-income management. Our professional staff averages in excess of twenty years of investment experience.

ANCORA

INCOME FUND

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

45 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

NET ASSETS:

$19.9 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANICX

CLASS D – ANIDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2011

ANCORA INCOME FUND

INVESTMENT STRATEGY

■ Portfolio invests primarily in investment grade, income-producing securities, including securities of closed end funds having portfolios consisting primarily of income-producing securities.

■ To preserve investor’s capital through its active participation in the market.

■ Seeks to optimize return potential while maintaining moderate risk exposure

■ Utilizes bonds from well-established corporations and government agencies

■ Seeks to add value by actively managing duration

■ Sell discipline helps to manage risk

INVESTOR PROFILE

■ This Fund may be suitable for investors who seek to maximize current income from a high quality investment portfolio.

TOP HOLDINGS: JUNE 30, 2011 (d)
NAME	% OF NET ASSETS
John Hancock Premium Dividend Fund	6.3%
First American Government Obligations	5.3%
The Gabelli Global Deal Fund – 8.5%	4.0%
Corporate-Backed Trust Bristol Myers Squibb – 6.800%	3.9%
Equity Residential – 6.480%, Series N	3.6%
Preferredplus Trust Verizon – 7.625%	3.5%
Rivus Bond	3.3%
Public Storage – 7.000%, Series G	3.3%
Strategic Global Income	3.2%
Kimco Realty – 6.900%, Series H	3.2%

SECTOR DIVERSIFICATION: JUNE 30, 2011 (d)
NAME	% OF NET ASSETS
Direct Trust Certificates	22.91%
Third Party Trust Certificates	10.77%
Convertible Preferred Securities	1.37%
Closed-End Income Funds	25.66%
Closed-End Fund, Senior Securities	12.70%
REIT Preferred Shares	21.17%
Money Market Securities	5.26%
Other	0.16%

TOTAL RETURNS: JUNE 30, 2011 (d)
	YTD 2011	ONE YEAR	THREE YEARS	FIVE YEARS	INCEP YTD(a)
ANCORA INCOME FUND - C(b)	5.13%	11.44%	9.42%	6.41%	5.11%
ANCORA INCOME FUND - D(b)	5.17%	11.66%	9.67%	6.67%	5.35%
BARCLAY’s AGG. INDEX(c)	1.92%	3.10%	6.19%	6.27%	4.96%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

d)

Data is unaudited.

Six Months Ended 06/30/11

Best Performing Securities:

■ Hancock J Patriot II

■  The GLD Fund

■ Prologis Trust G - 6.750%

■ U.S. Bancorp - 7.189%

■ Rivus Bond

Worst Performing Securities

■ CorTS Trust Xerox - 8.000%

■  Federated Enhanced Treasury Income Fund

■ Prologis Trust S - 6.750%, Series S

■ BB&T Capital Trust VII - 8.100%

■ The Gabelli Global Deal Fund - 8.500%

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2011. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

SHARES		VALUE	% ASSETS
	Corporate Bond Trust Certificates

	Direct Trust Certificates
12,000	BAC Capital Trust III - 7.0%	$ 301,200
15,000	BB&T Capital Trust VII - 8.10%	392,700
10,000	Bank One Cpital VI - 7.20%	257,300
17,000	Comcast Corp SR NT - 7.00%	433,500
23,000	General Electric Capital - 6.625%	593,860
12,000	Keycorp Cap X - 8.0%	307,200
12,000	MBNA Capital D - 8.125%	304,800
12,000	Merrill Lynch - 7.0%	295,200
6,500	Partnerre Ltd Pfd E 7.25%	165,035
12,000	PNC Capital Trust E - 7.75%	311,640
5,000	Qwest Corp 7.375% Notes	128,400
500	U.S. Bancorp - 7.189%	420,000
14,500	United States Cellular Corp Sr Nt 6.95%	363,225
12,000	Viacom - 6.85%	304,440
		4,578,500	22.91%
	Third Party Trust Certificates
29,000	Corporate-Backed Trust Bristol Myers Squibb - 6.800%	778,070
4,400	CorTS Trust Xerox - 8.000%	113,300
53,000	Lehman Fed Ex – 7.750%	572,400
26,000	Preferredplus Trust Verizon – 7.625%	689,000
		2,152,770	10.77%

	TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $6,402,782)	6,731,270	33.68%

	Convertible Preferred Securities
3,000	Chesapeake Energy Corp PFD D 4.500%	276,060
	TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $172,368)	276,060	1.37%

	Investment Companies

	Closed-End Income Funds
60,000	AllianceBernstein Income	473,400
25,000	Blackrock Income Opportunity	242,000
100,000	John Hancock Premium Dividend	1,259,000
48,000	MFS Charter Income	449,280
70,000	MFS Intermediate Income	442,400
70,000	MFS Multimarket Income	478,100
35,000	Rivus Bond	652,050
55,000	Strategic Global Income	631,400
40,000	Western Asset Claymore Inflation-Linked Opportunity & Income	500,800
		5,128,430	25.66%

*  See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited) (continued)

SHARES		VALUE	% ASSETS
	Closed-End Funds, Senior Securities
23,500	Gabelli Dividend & Income Trust - 5.875%	592,905
23,000	Gabelli Equity Trust - 6.20%	582,820
15,000	The Gabelli Global Deal Fund - 8.5%	802,500
22,100	Royce Value Trust - 5.9%	557,583
		2,535,808	12.70%

	TOTAL INVESTMENT COMPANIES (Cost $6,553,955)	7,664,238	38.36%

	REIT Preferred Shares
15,000	Commonwealth Reit - 6.50%, Series D	334,050
12,000	Duke Realty Corp - 8.375%, Series O	324,720
28,500	Equity Residential - 6.48%, Series N	721,050
17,000	First Potomac Realty Cumulative Prf A	430,780
25,000	Kimco Realty - 6.90%, Series H	630,000
12,200	LaSalle Hotel Pptys Pfd - 7.50% Series H	304,756
22,000	Prologis Trust S - 6.750%, Series S	531,300
12,000	PS Business Pks Inc Prf R - 6.875%	303,840
25,700	Public Storage - 7.00%, Series G	650,981
	TOTAL REIT PREFERRED SHARES (Cost $3,932,491)	4,231,477	21.17%

	Money Market Securities
1,052,232	First American Government Obligations Fund -
	Class Y, 0.00%, (Cost $1,052,232) (a) (b)	1,052,232
		1,052,232	5.26%

	TOTAL INVESTMENTS (Cost $18,113,828)	19,955,277	99.84%

	Other Assets in Excess of Liabilities	31,486	0.16%

	TOTAL NET ASSETS	$ 19,986,763	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Non-income producing

b)

Variable rate security; the coupon rate shown represents the rate at June 30, 2011.

ANCORA

EQUITY FUND

ANCORA EQUITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA EQUITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, A COMBINATION OF CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES AS WELL AS INCOME.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

45 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

NET ASSETS:

$11.3 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANQCX

CLASS D – ANQDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2011

ANCORA EQUITY FUND

INVESTMENT STRATEGY

■ Invests in publicly traded equity securities or securities convertible into equity securities of companies that are leaders in their industry or have products or services which have dominance in the marketplace.

■ Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■ Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and control downside risk and volatility

■ Sell discipline helps to manage risk

FUND POSITIONING

■ Large capitalization stocks should benefit over the next several years from recent tax legislation.

■ Large cap stocks and other market leaders are now trading at low levels relative to historic valuations. The weaker dollar helps the profitability of these companies, as many of them tend to have large overseas operations.

TOP HOLDINGS: JUNE 30, 2011 (d)
NAME	% OF NET ASSETS
First American Government Obligations	6.3%
Apache Corp.	5.4%
EMC, Corp.	4.8%
Eaton Vance Tax Managed Diversified Equity Income	4.8%
International Business Machines	4.5%
Ameriprise Financial	4.3%
Boulder Total Return	4.0%
Abbott Labratories	3.9%
General Electric	3.6%
Forest Labratories	3.4%

SECTOR DIVERSIFICATION: JUNE 30, 2011 (d)
NAME	% OF NET ASSETS
Airlines	2.38%
Basic Materials	2.38%
Energy	8.30%
Financial Services	18.67%
Health Care	14.82%
Industrial Goods	5.88%
Machinery & Equipment	5.19%
Entertainment & Media	2.40%
Technology	21.38%
Convertible Preferred Securities	1.48%
Investment Companies	10.94%
Money Market Securities	6.28%
Other	-0.10%

TOTAL RETURNS: JUNE 30, 2011 (d)
	YTD 2011	ONE YEAR	THREE YEARS	FIVE YEARS	INCEP YTD(a)
ANCORA EQUITY FUND - C(b)	4.53%	25.53%	2.91%	3.56%	4.23%
ANCORA EQUITY FUND - D(b)	4.80%	26.10%	3.40%	4.08%	4.72%
S&P 500 INDEX(c)	6.02%	30.69%	3.33%	2.94%	4.44%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted

d)

Data is unaudited.

Six Months Ended 06/30/11

Best Performing Securities:

■ ITT Corporation

■ EMC, Corp.

■ International Business Machines

■ Forest Laboratories

■ Pfizer

Worst Performing Securities:

■ Legg Mason

■ Microsoft Corp.

■ Bank of New York Mellon

■ Cisco Systems, Inc.

■ Hewlett Packard

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA EQUITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2011. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

SHARES		VALUE	% ASSETS
	Common Stocks
	Airlines
12,000	United Continental Holdings	$ 271,560
		271,560	2.38%
	Basic Materials
4,000	Mosaic Co.	270,920
		270,920	2.38%
	Energy
5,000	Apache Corp.	616,950
12,000	Spectra Energy Corp.	328,920
		945,870	8.30%
	Financial Services
8,500	Ameriprise Financial	490,280
5,000	American Express	258,500
10,000	Bank of New York Mellon	256,200
7,000	Citigroup	291,480
5,000	JP Morgan Chase	204,700
10,000	Legg Mason	327,600
20,000	Tri Continental	298,600
		2,127,360	18.67%
	Healthcare
8,500	Abbott Laboratories	447,270
5,000	Baxter International	298,450
10,000	Forest Laboratories (a)	393,400
15,000	Pfizer	309,000
5,000	Teva Pharmaceutical Industries ADR	241,100
		1,689,220	14.82%
	Industrial Goods
10,000	ABB Ltd (a)	259,500
21,633	Adams Express	240,992
3,000	Illinois Tool Works	169,470
		669,962	5.88%
	Machinery & Equipment
22,000	General Electric Co.	414,920
3,000	ITT Corporation	176,790
		591,710	5.19%
	Entertainment & Media
7,000	Walt Disney	273,280
		273,280	2.40%
	Technology
3,000	3M	284,550
14,000	Cisco Systems	218,540
20,000	EMC (a)	551,000
10,000	Hewlett Packard	364,000
7,000	Intel	155,120
3,000	International Business Machines	514,650
15,000	Xerox	156,150
3,000	Thermo Fisher Scientific (a)	193,170
		2,437,180	21.38%

	TOTAL COMMON STOCK (Cost $7,578,324)	9,277,062	81.40%

*  See accompanying notes which are an integral part of the financial statements

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited) (continued)

SHARES		VALUE	% ASSETS
	Convertible Preferred Securities
1,500	KeyCorp Convertible Pref Series A	168,000
	TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $121,545)	168,000	1.48%

	Investment Companies
28,000	Boulder Total Return	460,410
50,000	Eaton Vance Tax Managed Diversified Equity Income	546,000
14,500	Gabelli Dividend & Income Fund	240,845
	TOTAL INVESTMENT COMPANIES (Cost $965,064)	1,247,255	10.94%

716,239	First American Government Obligations Fund-
	Class Y, 0.00%, ($716,239) (a) (b)	716,239
		716,239	6.28%

	TOTAL INVESTMENTS (Cost $9,381,172)	11,408,556	100.10%

	Liabilities in Excess of Other Assets	(11,549)	(0.10%)

	TOTAL NET ASSETS	$ 11,397,007	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Non-income producing

b)

Variable rate security; the coupon rate shown represents the rate at June 30, 2011.

ANCORA MICROCAP

FUND

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Denis Amato

Chief Equity Officer, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

42 Years

Denis J. Amato began his investment career in 1969 as a portfolio manager in the Trust Department of a major banking institution based in Cleveland, Ohio. There, Mr. Amato managed both pension and profit sharing portfolios. Subsequently he served as the Bank’s Research Director and Chief Investment Officer.

Mr. Amato joined Gelfand Partners Asset Management in 1991 as the firm’s Chief Investment Officer. Mr. Amato remained the company’s lead equity portfolio strategist through the firm’s merger with Maxus in 1997. At Maxus, Mr. Amato managed individual high net worth client portfolios as well as the Maxus Ohio Heartland Fund, which focused primarily on the buying and selling of securities in Ohio based companies.

After the sale of the business in January 2001, Mr. Amato served as the Chief Investment Officer for the Bank’s Northeast Ohio region. In addition, Mr. Amato continued to manage both individual and institutional portfolios as well as two Mutual Funds.

Mr. Amato has a BBA Magna Cum Laude and MBA from Case Western University. Mr. Amato is a Chartered Financial Analyst and is a former President of the Cleveland Society of Security Analysts.

FUND STATISTICS:

_________________________

NET ASSETS:

$6.8 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS C – ANCCX

CLASS D – ANCDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2011

ANCORA MICROCAP FUND

INVESTMENT STRATEGY

■ Pursues objective by investing at least 80% of its portfolio in equity securities of companies whose market capitalizations are under $500 million.

FUND POSITIONING

■ In the history of the U.S. stock market, two classes of stock have tended to out-perform the market as a whole; small caps and stocks with a low price to book ratio (commonly called value stocks). The Ancora MicroCap Fund intends to take advantage of this phenomenon by investing in smaller, overlooked companies that trade at a discount to their intrinsic value.

■ Micro-cap stocks are currently experiencing a time of depressed price/book valuations relative to historical levels. Recent history has shown (specifically from September 2002 through September 2003) that periods in which micro-cap stocks trade at below-average price/book levels are followed by periods in which micro-cap stocks outperform the broader market.

TOP HOLDINGS: JUNE 30, 2011 (d)
NAME	% OF NET ASSETS
First American Government Obligations Fund	16.4%
Albany Molecular Research, Inc.	2.5%
Lydall, Inc.	2.2%
Material Sciences Corp.	2.1%
Sillicon Graphics International Corp.	2.0%
Medical Action Industries, Inc.	1.9%
Lakeland Industries, Inc.	1.9%
Theragenics Corp.	1.8%
Frequency Electronics, Inc.	1.8%
Axcelis Technologies, Inc.	1.8%

SECTOR DIVERSIFICATION: JUNE 30, 2011 (d)
NAME	% OF NET ASSETS
Basic Materials	4.57%
Consumer Products & Services	12.77%
Corporate Services	2.20%
Energy	2.94%
Entertainment & Media	1.16%
Financial	6.25%
Finance	3.40%
Healthcare	15.99%
Machinery & Equipment	7.85%
Technology	24.11%
Transportation	2.60%
Money Market Securities	16.50%
Other	-0.34%

TOTAL RETURNS: JUNE 30, 2011 (d)
NAME	YTD 2011	ONE YEAR	TWO YEAR	INCEP YTD(a)
ANCORA MICROCAP FUND - C(b)	-0.71%	29.58%	31.16%	9.92%
ANCORA MICROCAP FUND -D(b)	-0.47%	27.47%	35.15%	10.46%
RUSSELL MICROCAP INDEX(c)	3.08%	32.70%	26.43%	4.17%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

Six Months Ended 06/30/11

Best Performing Securities:

■ Sillicon Graphics International Corp.

■ Lydall, Inc.

■ Heska Corp.

■ Frequency Electronics, Inc.

■ Bronco Drilling Co., Inc.

Worst Performing Securities:

■ Albany Molecular Research, Inc.

■ Courier Corp.

■ Bluephoenix Solutions Ltd.

■ Trident Microsystems, Inc.

■ Axcelis Technologies, Inc.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA MICROCAP FUND

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through June 30, 2011. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (unaudited)

SHARES		VALUE	% ASSETS
	Common Stocks
	Basic Materials
6,500	Insteel Industries, Inc.	$ 81,510
16,000	Landec Corp (a)	105,600
17,500	Penford Corp. (a)	92,750
3,000	Zoltek Companies, Inc. (a)	31,590
		311,450	4.57%
	Consumer Products & Services
4,664	A.T. Cross Co. Class-A (a)	53,123
8,000	Benihana, Inc. (a)	83,920
12,000	Callaway Golf Co.	74,640
30,000	Cobra Electronics Corp. (a)	104,400
10,000	Courier Corp.	110,500
38,121	Emerson Radio (a)	77,004
2,500	Hooker Furniture	22,150
15,000	Kimball International, Inc. Class-B	96,450
20,000	Luby's Inc (a)	110,400
20,000	Mace Security International (a) (c) (d)	5,100
25,571	Natuzzi, S.P.A. ADR (a)	90,010
8,000	Stanley Furniture Co. Inc. (a)	33,520
4,728	Tandy Brands Accessories, Inc. (a)	9,267
		870,484	12.77%
	Corporate Services
10,980	RCM Technologies (a)	58,743
16,000	Hawaiian Holdings, Inc. (a)	91,200
		149,943	2.20%
	Energy
6,000	Goodrich Petroleum Corp (a)	110,460
15,000	Vaalco Energy, Inc. (a)	90,300
		200,760	2.94%
	Entertainment & Media
8,000	Marcus Corp	79,040
		79,040	1.16%

	Financial
30,000	FBR Capital Markets, Corp. (a)	102,000
65,000	Iteris, Inc. (a)	84,500
10,074	Presidential Life, Corp.	105,173
4,000	Savannah Bancorp, Inc.	29,640
6,000	State Auto Financial, Corp.	104,580
		425,893	6.25%

	Finance
10,000	Boston Private Financial Holdings, Inc.	65,800
10,000	LNB Bancorp	57,200
5,000	MVC Capital, Inc.	66,150
10,000	The Phoenix Companies, Inc. (a)	24,600
10,000	PVF Capital Corp. (a) (e)	18,200
		231,950	3.40%

17,477	Osteotech, Inc. (a)	55,402
7,500	Pennwest Pharmacueticals Co. (a)	24,750
5,000	QLT, Inc. (a)	28,750
11,644	Syneron Medical Ltd (a)	119,700
56,773	Theragenics Corp. (a)	65,289
		533,797	14.98%

*  See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (unaudited) (continued)

SHARES		VALUE	% ASSETS

	Healthcare
35,000	Albany Molecular Research, Inc. (a)	168,350
10,047	Cryolife, Inc. (a)	56,263
25,000	Digirad Corp. (a)	67,750
7,970	Heska Corp. (a)	77,659
14,660	Lakeland Industries, Inc. (a)	129,155
18,395	Lannett Co., Inc. (a)	91,607
16,002	Medical Action Industries Inc (a)	130,416
25,000	RTI Biologics Inc (a)	67,750
5,000	SurModics Inc (a)	55,500
10,044	Syneron Medical Ltd (a)	121,834
70,465	Theragenics Corp. (a)	124,018
		1,090,302	15.99%
	Machinery & Equipment
22,500	Deswell Industries, Inc.	66,825
2,500	FreightCar America, Inc.	63,350
3,202	Lawson Products, Inc.	62,983
12,500	Lydall, Inc. (a)	149,500
25,000	Material Sciences Corp. (a)	145,000
7,500	Perceptron, Inc. (a)	47,700
		535,358	7.85%
	Technology
7,802	Accelrys, Inc. (a)	55,472
35,000	Adaptec, Inc. (a)	106,050
4,000	Amtech Systems, Inc. (a)	82,560
40,000	AuthenTec, Inc (a)	110,400
75,000	Axcelis Technologies, Inc. (a)	123,000
12,500	AXT Inc. (a)	106,000
20,000	BigBand Networks, Inc. (a)	43,400
30,000	Bluephoenix Solutions Ltd. (a)	35,100
10,000	BTU International, Inc. (a)	70,600
15,000	Digital Ally, Inc. (a)	17,400
13,048	Frequency Electronics, Inc. (a)	123,956
10,090	Imation Corp. (a)	95,250
12,500	Kopin Corp. (a)	58,875
33,812	Leadis Technology, Inc. (a)	7,773
3,200	Neutral Tandem Inc (a)	55,744
1,500	OSI Systems, Inc. (a)	64,500
6,000	Rimage Corp.	80,580
8,000	Sillicon Graphics International Corp. (a)	137,600
13,500	Sillicon Image, Inc. (a)	87,210
40,000	Trident Microsystems, Inc. (a)	27,600
10,022	Trio-Tech International (a)	32,972
15,550	Vicon Industries, Inc. (a)	62,045
20,000	WPCS International Inc. (a)	59,600
		1,643,687	24.11%

	TOTAL COMMON STOCKS (Cost $2,627,501)	3,210,148	90.09%

*  See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS

	Transportation
20,325	Frozen Food Express Industries (a)	72,559
24,000	Euroseas	104,640
		177,199	2.60%

	TOTAL Common Stock (Cost $4,578,123)	5,716,067	83.83%

	Money Market Securities
1,124,783	First American Government Obligations Fund -
	Class Y, 0.00%, (Cost $1,124,783) (a)(b)	1,124,783
		1,124,783	16.50%

	TOTAL INVESTMENTS (Cost $5,702,906)	6,840,850	100.34%

	Liabilities in Excess of Other Assets	(22,230)	(0.34)%

	TOTAL NET ASSETS	$ 6,818,620	100.00%

*  See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on June 30, 2011.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Funds Chairman serves on the Board of Directors for this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

ADR – American Depository Receipt

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANCORA SPECIAL

OPPORTUNITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, BY INVESTING IN COMPANIES WITH THE POTENTIAL FOR SUPERIOR RETURNS.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

45 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

NET ASSETS

$9.3 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANSCX

CLASS D – ANSDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of June 30, 2011

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT STRATEGY

■  Invests in well diversified, small to mid-cap, U.S. based companies that offer the best combination of value and potential for price appreciation.

■ Seeks to outperform the Wilshire 5000 with less volatility.

■ Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■ Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and to control downside risk and volatility

■ Sell discipline helps to manage risk

FUND POSITIONING

■ Opportunities such as micro-cap stocks, liquidations and takeover targets may trade with a “life of their own” and allow investors to benefit even in times of sideways market action which are not necessarily correlated with equity markets.

■ Seeks investments which are selling for less than their underlying asset value or private market value, which should produce strong performance results over the long term.

TOP HOLDINGS: JUNE 30, 2011 (d)
NAME	% OF NET ASSETS
First American Government Obligations	15.9%
Safeguard Scientific, Inc.	6.0%
Adaptec, Inc.	5.2%
Special Opportunities Fund, Inc.	5.0%
Eaton Vance Managed Diversified Equity	4.7%
Citigroup, Inc.	4.4%
The Gabelli Global Deal	4.4%
Pfizer, Inc.	4.4%
Eaton Vance Tax Managed Diversified Equity Income	4.1%
PVF Capital Corp.	3.9%

SECTOR DIVERSIFICATION: JUNE 30, 2011 (d)
NAME	% OF NET ASSETS
Consumer Goods	1.71%
Entertainment & Media	4.38%
Energy	2.19%
Financial	17.59%
Healthcare	14.31%
Homeland Security	4.33%
Industrial Goods	2.11%
Technology	9.98%
Investment Companies	22.88%
REIT Preferred Shares	4.85%
Money Market Securities	15.92%
Other	-0.25%

TOTAL RETURNS: JUNE 30, 2011 (d)))))))()
	YTD 2011	ONE YEAR	THREE YEAR	FIVE YEARS	INCEP TD (a)
ANCORA SPECIAL OPP - C(b)	-0.60%	17.61%	8.85%	2.86%	3.90%
ANCORA SPECIAL OPP - D(b)	-0.19%	18.18%	9.48%	3.38%	4.43%
WILSHIRE 5000 INDEX(c)	6.09%	31.99%	3.96%	%	4.96%

a)

Inception data reflects the annualized return since 01/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Six Months Ended 06/30/11

Best Performing Securities

■ Alliance Bankshares Corp.

■ Pfizer, Inc.

■ AmeriServ Financial, Inc.

■ Safeguard Scientific, Inc.

■ Martha Stewart Omnimedia

Worst Performing Securities

■ Uranium Energy Corp

■ Citigroup, Inc.

■ Mace Security International

■ Continental Materials Corp.

■ Rodman & Renshaw Capital Group, Inc.

ANCORA SPECIAL OPPORTUNITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2011. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

SHARES		VALUE	% ASSETS
	Common Stocks
	Consumer Goods
17,000	Supervalu, Inc.	$ 159,970
		159,970	1.71%
	Entertainment & Media
15,000	Gannett, Inc.	214,800
45,000	Martha Stewart Omnimedia (a)	195,300
		410,100	4.38%
	Energy
25,000	General Maritime (a)	33,750
40,000	StealthGas (a)	171,160
		204,910	2.19%
	Financial
10,600	Alliance Bankshares Corp. (a)	51,940
11,780	AmeriServ Financial, Inc.	22,971
10,000	Citigroup, Inc.	416,400
20,000	Janus Capital Group	188,800
26,000	LNB Bancorp, Inc.	148,720
201,000	PVF Capital Corp. (a) (e)	365,820
100,000	Rodman & Renshaw Capital Group, Inc. (a)	125,000
22,000	Tri Continental	328,460
		1,648,111	17.59%
	Healthcare
60,000	Albany Molecular Research, Inc. (a)	288,600
63,000	Alpha Pro Tech (a)	73,710
20,000	Pfizer, Inc.	412,000
30,000	Safeguard Scientific, Inc. (a)	566,400
		1,340,710	14.31%
	Homeland Security
450,000	Mace Security International (a) (c) (d)	114,750
33,000	Lakeland Industries, Inc. (a)	290,730
		405,480	4.33%
	Industrial Goods
11,000	Continental Materials Corp. (a)	167,420
10,000	Uranium Energy Corp. (a)	30,600
		198,020	2.11%
	Technology
100,000	Active Power, Inc. (a)	245,000
160,000	Adaptec, Inc. (a)	484,800
160,000	Digital Angel Corp. (a)	33,600
40,000	Eastman Kodac (a)	143,200
40,000	Contra SoftBrands (a)	-
343,500	REMEC (a) (c)	28,511
		935,111	9.98%

	TOTAL COMMON STOCKS (Cost $5,263,404)	5,302,412	56.60%

*  See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (unaudited) (continued)

SHARES		VALUE	% ASSETS
	Investment Companies
40,000	Boulder Growth & Income	259,200
35,000	Eaton Vance Tax Managed Diversified Equity Income	382,200
35,000	Eaton Vance Managed Diversified Equity	441,700
31,000	The Gabelli Global Deal	415,710
11,000	Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income	175,890
30,000	Special Opportunities Fund, Inc.	469,197
	Total Investment Companies (Cost $1,952,236)	2,143,897	22.88%

	REIT Preferred Shares
15,000	Commonwealth Reit – 6.500%, Series D	334,050
5,000	Prologis Trust S - 6.750%, Series S	120,750
	Total REIT Preferred Shares (Cost $209,951)	454,800	4.85%

	Money Market Securities
1,491,248	First American Government Obligations Fund
	Class Y , 0.00%, Cost ($1,491,248) (a) (b)	1,491,248
		1,491,248	15.92%

	TOTAL INVESTMENTS (Cost $8,916,839)	9,392,356	100.25%

	Liabilities in Excess of Other Assets	(23,975)	-0.25%

	TOTAL NET ASSETS	$ 9,368,381	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Non-income producing

b)

Variable rate security; the coupon rate shown represents the rate at June 30, 2011.

c)

Fund, Advisor, and other related entities own more than 5% of security.

d)

The Ancora Funds Chairman serves on the Board of Directors for this company.

e)

The CEO of Ancora Advisors serves on the Board of Directors for this company.

GETTING STARTED

GETTING STARTED

HOW TO PURCHASE SHARES

Classes of Shares:

INVESTOR SHARES
ANCORA INCOME FUND CLASS C
ANCORA EQUITY FUND CLASS C ANCORA MICROCAP FUND CLASS C
ANCORA SPECIAL OPPORTUNITY FUND CLASS C
INSTITUTIONAL SHARES
ANCORA INCOME FUND CLASS D
ANCORA EQUITY FUND CLASS D
ANCORA MICROCAP FUND CLASS D ANCORA SPECIAL OPPORTUNITY FUND CLASS D

Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

Investor Shares:

A minimum initial investment of $20,000 is required to open an account to purchase Class C shares of Ancora Income Fund, Ancora Equity Fund, Ancora MicroCap Fund or Ancora Special Opportunity Fund with subsequent minimum investments of $1,000. However, an I.R.A. may open an account for the purchase of Class C shares of such Funds with an initial minimum investment of $5,000 and subsequent minimum investments of $1,000. Investment minimums may be waived at the discretion of each Fund.

Institutional Shares:

Institutional shares may be purchased with a minimum initial investment of $1,000,000 for the purchase of Class D shares of any of the Funds with subsequent minimum investments of $1,000. The $1,000,000 minimum initial investment for Class D shares does not apply to purchases by the following:

(1) Financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions, acting on their own behalf or on behalf of their fiduciary accounts, i.e., accounts that are charged asset-based management fees

(2) Securities brokers or dealers acting on their own behalf or on behalf of their clients

(3) Directors or employees of the Funds or of the Advisor or its affiliated companies or by the relatives of those individuals or the trustees of benefit plans covering those individuals.

These requirements may be waived in the sole discretion of the Funds.

Initial Purchase:

The initial purchase of Class C or Class D shares may be made by check or by wire in the following manner:

By Check. The Account Application which accompanies this Prospectus should be completed, signed, and sent along with a check for the initial investment payable to Ancora Income Fund, Ancora Equity Fund, Ancora MicroCap Fund or Ancora Special Opportunity Fund, mailed to: Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

By Wire. In order to expedite the investment of funds, investors may advise their bank or broker to transmit funds via Federal Reserve Wire System to: U.S. Bank, Cincinnati, Ohio, ABA# 042000013, Account # 130100789077, FBO Ancora Funds. Also provide the shareholder’s name and account number.  In order to obtain this needed account number and receive additional instructions, the investor may contact, prior to wiring funds, the Funds at 1-866-626-2672. The investor’s bank may charge a fee for the wire transfer of funds.

Through your broker. Shares of the Ancora Funds can be purchased through your brokerage firm and held in your personal account.

GETTING STARTED

HOW TO PURCHASE SHARES (continued)

Subsequent Purchases:

Investors may make additional purchases of Class C or Class D shares in the following manner:

By Check. Checks made payable to Ancora Income Fund, Ancora Equity Funds, Ancora MicroCap Fund or Ancora Special Opportunity Fund should be sent, along with the stub from a previous purchase or sale confirmation, to: Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

By Wire. Funds may be wired by following the wire instructions for an initial purchase.

By Telephone. Investors may purchase shares up to an amount equal to 3 times the market value of shares held in the shareholder’s account in a Fund on the preceding day for which payment has been received, by telephoning the Funds at 1-866-626-2672 and identifying the shareholder’s account by number. Shareholders wishing to avail themselves of this privilege must complete a Telephone Purchase Authorization Form which is available from the Fund.

Please see prospectus for complete instructions.

Systematic Investment Plan:

The Systematic Investment Plan permits investors to purchase shares of any Fund at monthly intervals. Provided the investor’s bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor. At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Funds at 1-866-626-2672 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

Other Information Concerning Purchase of Shares:

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or the Funds’ transfer agent, except in the case of a subsequent purchase by telephone as described above, in which case the purchase price will be the next NAV after receipt of your telephone order. All orders for the Funds must be received by the Funds or the Funds’ transfer agent prior to 4:00 p.m. eastern time in order to receive that day’s NAV.

Each Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons. If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss. The Advisor has agreed to hold each Fund harmless from net losses to that Fund resulting from the failure of a check to clear to the extent, if any, not recovered from the investor. For purchases of $50,000 or more, each Fund may, in its discretion, require payment by wire or cashier’s or certified check.

GETTING STARTED

SHAREHOLDER SERVICES:

ASK YOUR ANCORA FINANCIAL ADVISORS ABOUT:

AUTOMATIC MONTHLY INVESTMENT PLAN

AUTOMATIC MONTHLY EXCHANGE

AUTOMATIC CASH WITHDRAWAL PLAN

AUTOMATIC REINVESTMENT OF CASH

DISTRIBUTION OF DIVIDENDS & CAPITAL GAINS

TELEPHONE EXCHANGE

IRA'S AND SEP-IRA'S

QUALIFIED RETIREMENT PLANS

GIFTS - TO MINOR ACCOUNTS

COMBINED CUMULATIVE CONFIRM STATEMENTS

SERVICES

FINANCIAL REVIEW

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2011

	Ancora Income	Ancora Equity	Ancora MicroCap	Ancora Special Opportunity
	Fund	Fund	Fund	Fund
Assets	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Investments in securities:
At Cost	$ 18,113,828	$ 9,381,172	$ 5,651,459	$ 7,830,690
At Fair Value	$ 19,955,277	$ 11,408,555	$ 6,817,550	$ 8,883,275

Investments in Affiliated Issuers:
At Cost	-	-	$ 51,447	$ 1,086,149
At Fair Value	-	-	$ 23,300	$ 509,081

Cash	-	-	500	-
Dividends receivable	63,716	10,158	2,659	860
Receivable for investments sold	-	-	-	-
Prepaid expenses	3,274	3,920	4,882	1,948
Total assets	20,022,267	11,422,633	6,848,891	9,395,164

Liabilities
Payable for investments purchased	-	-	14,599	-
Payable to advisor	15,679	9,179	5,523	7,692
12b-1 fees payable	6,704	6,389	3,710	5,283
Administration fees payable	1,636	918	552	769
Accrued expenses	11,485	9,140	5,887	13,039
Total liabilities	35,504	25,626	30,271	26,783

Net Assets:	$ 19,986,763	$ 11,397,007	$ 6,818,620	$ 9,368,381
(unlimited number of shares authorized)

Net Assets consist of:
Paid in capital	$ 20,839,920	$ 11,244,016	$ 5,206,716	$ 9,937,049
Accumulated undistributed net investment income (loss)	(177,041)	(10,364)	(63,198)	(33,084)
Accumulated net realized gain/(loss) on:
Investment securities	(2,517,565)	(1,864,028)	537,158	(1,011,101)
Net unrealized appreciation on:
Investment securities	1,841,449	2,027,383	1,137,944	475,517

Net Assets	$ 19,986,763	$ 11,397,007	$ 6,818,620	$ 9,368,381

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES - As of June 30, 2011 (continued)

	Ancora Income	Ancora Equity	Ancora MicroCap	Ancora Special Opportunity
	Fund	Fund	Fund	Fund
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Shares Outstanding	2,200,000	1,065,670	535,300	1,844,503

Class C:

Net assets applicable to Class C shares	$ 12,801,274	$ 8,459,730	$ 1,147,124	$ 5,953,443

Shares outstanding (unlimited numbers of shares authorized)	1,409,874	796,649	91,123	1,187,397

Net asset value, offering price, and
redemption price per share	$ 9.08	$ 10.62	$ 12.59	$ 5.01

Class D:

Net assets applicable to Class D shares	$ 7,185,489	$ 2,937,277	$ 5,671,496	$ 3,414,938

Shares outstanding (unlimited numbers of	790,126	269,021	444,177	657,106
shares authorized)

Net asset value and offering price per share, and redemption price per share	$ 9.09	$ 10.92	$ 12.77	$ 5.20

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the six months ended June 30, 2011

	Ancora Income	Ancora Equity	Ancora MicroCap	Ancora Special Opportunity
	Fund	Fund	Fund	Fund
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Investment Income
Dividend income	$ 663,075	$ 121,643	$ 13,924	$ 86,917
Dividend income from Affiliates	-	-	-	-
Interest income	-	-	-	-
Total Income	663,075	121,643	13,924	86,917

Expenses
Investment advisor fee	96,015	55,891	33,693	48,175
12b-1 fees
Class C	30,999	31,003	4,540	22,837
Class D	8,504	3,639	6,910	4,431
Fund accounting expenses	13,620	12,752	9,616	13,575
Transfer agent expenses	4,612	4,612	2,882	3,997
Legal expenses	3,448	4,183	4,027	5,248
Administration expenses	9,601	5,589	3,369	4,818
Insurance expenses	422	404	103	602
Custodian expenses	3,489	1,341	1,991	2,842
Auditing expenses	8,869	8,869	6,347	8,869
Printing expenses	903	706	706	706
Trustees expenses	1,474	935	909	491
Miscellaneous expenses	1,341	1,341	1,499	1,365
Registration expenses	600	742	530	2,045
Total Expenses	183,897	132,007	77,122	120,001
Waived Fees	(540)	-	-	-
Net Operating Expenses	183,357	132,007	77,122	120,001

Net Investment Income (Loss)	479,718	(10,364)	(63,198)	(33,084)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment Securities	191,906	518,398	282,565	399,749
Net realized gain (loss) on affiliated investment Securities	-	-	-	-
Capital gain distributions from investment Companies	-	-	-	-
Capital gain distributions from affiliated investment Securities	-	-	-	-
Change in unrealized appreciation
(depreciation) on investment securities	287,593	(31,793)	(290,173)	(422,043)
Net realized and unrealized gain (loss) on investment securities	479,499	486,605	(7,608)	(22,294)
Net increase (decrease) in net assets resulting from operations	$ 959,217	$ 476,241	$ (70,806)	$ (55,378)

*  See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund Six Months Ended	Ancora Income Fund Year Ended
	06/30/11	12/31/10
	(unaudited)
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 479,718	$ 843,095
Net realized gain (loss) on investment securities	191,906	466,533
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	115,108
Change in net unrealized appreciation (depreciation)	287,593	542,955
Net increase (decrease) in net assets resulting from operations	959,217	1,967,691

Distributions
From net investment income, Class C	(416,324)	(524,919)
From net investment income, Class D	(240,435)	(318,176)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	(295,316)
From return of capital, Class D	-	(177,399)
Total distributions	(656,759)	(1,315,810)

Capital Share Transactions - Class C
Proceeds from sale of shares	490,734	1,212,836
Shares issued in reinvestment of dividends	130,093	248,263
Shares redeemed	(497,360)	(663,371)
	123,467	797,728
Capital Share Transactions - Class D
Proceeds from sale of shares	331,998	285,945
Shares issued in reinvestment of dividends	173,513	345,848
Shares redeemed	(185,256)	(970,271)
	320,255	(338,478)
Net increase (decrease) in net assets resulting from capital share
transactions	443,722	459,250

Total increase (decrease) in net assets	746,180	1,111,131

Net Assets
Beginning of period	$ 19,240,583	$ 18,129,452
End of period	$ 19,986,763	$ 19,240,583
Accumulated undistributed net investment income	$ (177,041)	$ -

Capital Share Transactions - C Shares
Shares sold	53,143	136,713
Shares issued in reinvestment of distributions	14,492	28,085
Shares repurchased	(55,474)	(74,677)
Net increase (decrease) from capital share transactions	12,161	90,121

Capital Share Transactions - D Shares
Shares sold	36,716	32,106
Shares issued in reinvestment of distributions	19,290	39,041
Shares repurchased	(20,602)	(108,440)
Net increase (decrease) from capital share transactions	35,404	(37,293)

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora Equity Fund Six Months Ended 06/30/11	Ancora Equity Fund Year Ended 12/31/10
Increase (Decrease) in Net Assets Resulting From Operations	(unaudited)
Net investment income (loss)	$ (10,364)	$ (69,486)
Net realized gain (loss) on investment securities	518,398	118,000
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	-
Change in net unrealized appreciation (depreciation)	(31,793)	1,080,393
Net increase (decrease) in net assets resulting from operations	476,241	1,128,907

Distributions	-	-
From net investment income, Class C	-	-
From net investment income, Class D	-	-
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	-	-

Capital Share Transactions - Class C
Proceeds from sale of shares	666,805	611,419
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(367,670)	(448,614)
	299,135	162,805
Capital Share Transactions - Class D
Proceeds from sale of shares	63,968	43,384
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(137,874)	(321,288)
	(73,906)	(277,904)
Net increase (decrease) in net assets resulting from capital share transactions	225,229	(115,099)

Total increase (decrease) in net assets	701,470	1,013,808

Net Assets
Beginning of period	$ 10,695,537	$ 9,681,729
End of period	$ 11,397,007	$ 10,695,537
Accumulated undistributed net investment income	$ (10,364)	$ -

Capital Share Transactions - C Shares
Shares sold	62,223	68,416
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(35,162)	(49,146)
Net increase (decrease) from capital share transactions	27,061	19,270

Capital Share Transactions - D Shares
Shares sold	5,855	4,572
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(12,806)	(34,373)
Net increase (decrease) from capital share transactions	(6,951)	(29,801)

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

 STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora MicroCap Fund Six Months Ended 06/30/11	Ancora MicroCap Fund Year Ended 12/31/10
Increase (Decrease) in Net Assets Resulting From Operations	(unaudited)
Net investment income (loss)	$ (63,198)	$ (87,137)
Net realized gain (loss) on investment securities	282,565	472,439
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	-	-
Change in net unrealized appreciation (depreciation)	(290,173)	997,305
Net increase (decrease) in net assets resulting from operations	(70,806)	1,382,607

Distributions
From net investment income, Class C	-	-
From net investment income, Class D	-	-
From short-term capital gains, Class C	-	(8,002)
From short-term capital gains, Class D	-	(34,475)
From long-term capital gains, Class C	-	(33,410)
From long-term capital gains, Class D	-	(143,938)
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	-	(219,825)

Capital Share Transactions - Class C
Proceeds from sale of shares	150,477	124,475
Shares issued in reinvestment of dividends	-	37,769
Shares redeemed	(108,192)	(309,400)
	42,285	(147,156)
Capital Share Transactions - Class D
Proceeds from sale of shares	1,303,672	1,377,124
Shares issued in reinvestment of dividends	-	168,664
Shares redeemed	(436,265)	(346,030)
	867,407	1,199,758
Net increase (decrease) in net assets resulting from capital share transactions	909,692	1,052,602

Total increase (decreases) in net assets	838,886	2,215,384

Net Assets
Beginning of period	$ 5,979,734	$ 3,764,350
End of period	$ 6,818,620	$ 5,979,734
Accumulated undistributed net investment income	$ (63,198)	$ -

Capital Share Transactions - C Shares
Shares sold	11,406	11,094
Shares issued in reinvestment of distributions	-	2,981
Shares repurchased	(8,211)	(29,085)
Net increase (decrease) from capital share transactions	3,195	(15,010)

Capital Share Transactions - D Shares
Shares sold	98,218	115,889
Shares issued in reinvestment of distributions	-	13,156
Shares repurchased	(33,175)	(31,716)
Net increase (decrease) from capital share transactions	65,043	97,329

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora Special Opportunity Fund Six Months Ended 06/30/11	Ancora Special Opportunity Fund Year Ended 12/31/10
Increase (Decrease) in Net Assets Resulting From Operations	(unaudited)
Net investment income (loss)	$ (33,084)	$ (106,089)
Net realized gain (loss) on investment securities	399,749	1,324,974
Net realized gain (loss) on affiliated investment securities	-	3,487
Capital gain distributions from investment companies	-	16,290
Capital gain distributions from affiliated investment securities	-	51,700
Change in net unrealized appreciation (depreciation)	(422,043)	(212,028)
Net increase (decrease) in net assets resulting from operations	(55,378)	1,078,334

Distributions
From net investment income, Class C	-	-
From net investment income, Class D	-	-
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	-	-

Capital Share Transactions - Class C
Proceeds from sale of shares	710,711	271,146
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(322,880)	(543,891)
	387,831	(272,745)
Capital Share Transactions - Class D
Proceeds from sale of shares	4,000	253,221
Shares issued in reinvestment of dividends	-	-
Shares redeemed	(226,432)	(180,457)
	(222,432)	72,764

Net increase (decrease) in net assets resulting from capital share transactions	165,399	(199,981)

Total increase (decrease) in net assets	110,021	878,353

Net Assets
Beginning of period	$ 9,258,360	$ 8,380,007
End of period	$ 9,368,381	$ 9,258,360
Accumulated undistributed net investment income	$ (33,084)	$ -
Capital Share Transactions - C Shares
Shares sold	138,172	57,146
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(64,617)	(119,052)
Net increase (decrease) from capital share transactions	73,555	(61,906)

Capital Share Transactions - D Shares
Shares sold	750	52,523
Shares issued in reinvestment of distributions	-	-
Shares repurchased	(42,757)	(38,361)
Net increase (decrease) from capital share transactions	(42,007)	14,162

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
CLASS C SHARES	Six Months Ended 06/30/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 8.93	$ 8.62	$ 7.33	$ 8.77	$ 9.72	$ 9.48

Income from investment operations
Net investment income (loss) (a)	0.22	0.38	0.44	0.50	0.53	0.51
Net realized and unrealized gain (loss)	0.23	0.53	1.45	(1.39)	(0.93)	0.28
Total from investment operations	0.45	0.91	1.89	(0.89)	(0.40)	0.79

Less Distributions to shareholders:
From net investment income	(0.30)	(0.38)	(0.45)	(0.50)	(0.53)	(0.51)
From net realized gain	-	-	-	-	-	-
From return of capital	-	(0.22)	(0.15)	(0.05)	(0.02)	(0.04)
Total distributions	(0.30)	(0.60)	(0.60)	(0.55)	(0.55)	(0.55)

Net asset value, end of period	$ 9.08	$ 8.93	$ 8.62	$ 7.33	$ 8.77	$ 9.72

Total Return (b)	5.13%	10.86%	27.11%	(10.52)%	(4.34)%	8.60%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 12,801	$ 12,485	$ 11,278	$ 10,135	$ 11,124	$ 11,399
Ratio of expenses to average net assets (c)	2.00%(e)	1.97%	1.99%	2.00%	2.00%	2.00%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.00%(e)	1.98%	2.06%	2.01%	2.00%	2.04%
Ratio of net investment income (loss) to
average net assets (c) (d)	1.75%(e)	4.34%	5.75%	6.06%	5.62%	5.30%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	1.75%(e)	4.34%	5.67%	6.05%	5.62%	5.26%
Portfolio turnover rate	23.89%	53.48%	50.75%	48.36%	60.85%	39.89%

*See accompanying notes which are an integral part of the financial statements.

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)

Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund
CLASS C SHARES	Six Months Ended 06/30/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 10.16	$ 9.11	$ 7.14	$ 12.17	$ 11.95	$ 10.94

Income from investment operations
Net investment income (loss) (a)	(0.02)	(0.08)	(0.02)	0.07	(0.01)	(0.03)
Net realized and unrealized gain (loss)	0.48	1.13	2.00	(4.33)	1.07	1.40
Total from investment operations	0.46	1.05	1.98	(4.26)	1.06	1.37

Less Distributions to shareholders:
From net investment income	-	-	(0.01)	(0.08)	-	-
From net realized gain	-	-	-	(0.69)	(0.84)	(0.27)
From return of capital	-	-	-	-	-	(0.09)
Total distributions	-	-	(0.01)	(0.77)	(0.84)	(0.36)

Net asset value, end of period	$ 10.62	$ 10.16	$ 9.11	$ 7.14	$ 12.17	$ 11.95

Total Return (b)	4.53%	11.53%	27.74%	(34.75)%	8.80%	12.49%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 8,460	$ 7,820	$ 6,837	$ 6,322	$ 10,766	$ 10,420
Ratio of expenses to average net assets (c)	2.49%(e)	2.53%	2.61%	2.36%	2.28%	2.30%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	2.49%(e)	2.53%	2.61%	2.36%	2.28%	2.30%
Ratio of net investment income (loss) to
average net assets (c) (d)	(0.32)% (e)	(0.86)%	(0.29)%	0.69%	(0.10)%	(0.26)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	(0.32)% (e)	(0.86)%	(0.29)%	0.69%	(0.10)%	(0.26)%
Portfolio turnover rate	30.63%	45.73%	56.25%	81.84%	56.21%	67.09%

*See accompanying notes which are an integral part of the financial statements.

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)

Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
CLASS C SHARES	Six Months Ended 06/30/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08(a)
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 12.68	$ 9.74	$ 6.06	$ 10.00

Income from investment operations
Net investment income (loss) (b)	(0.15)	(0.27)	(0.24)	(0.09)
Net realized and unrealized gain (loss)	0.06	3.70	3.92	(3.85)
Total from investment operations	(0.09)	3.43	3.68	(3.94)

Less Distributions to shareholders:
From net investment income	-	-	-	-
From net realized gain	-	(0.49)	-	-
From return of capital	-	-	-	-
Total distributions	-	(0.49)	-	-

Net asset value, end of period	$ 12.59	$ 12.68	$ 9.74	$ 6.06

Total Return (c)	(0.71)%	35.19%	60.73%	(39.40)% (e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 1,147	$ 1,115	$ 1,002	$ 618
Ratio of expenses to average net assets (f)	2.71%(d)	3.13%	3.48%	5.59% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.71%(d)	3.13%	3.82%	5.92% (d)
Ratio of net investment income (loss) to
average net assets (f)	(2.30)% (d)	(2.44)%	(3.04)%	(4.03)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f)	(2.30)% (d)	(2.44)%	(3.38)%	(4.37)% (d)
Portfolio turnover rate	10.38%	36.36%	44.07%	21.04%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period September 2, 2008 (commencement of operations) through December 31, 2008.

(b)

Net investment income (loss) per share is based on average shares outstanding.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Not Annualized

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
CLASS C SHARES	Six Months Ended 06/30/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 5.04	$ 4.46	$ 2.38	$ 4.45	$ 5.40	$ 5.33

Income from investment operations
Net investment income (loss) (a)	(0.02)	(0.07)	(0.03)	0.02	(0.04)	(0.02)
Net realized and unrealized gain (loss)	(0.01)	0.65	2.11	(2.05)	(0.28)	0.26
Total from investment operations	(0.03)	0.58	2.08	(2.03)	(0.32)	0.24

Less Distributions to shareholders:
From net investment income	-	-	- (b)	(0.03)		-
From net realized gain	-	-	-	(0.01)	(0.63)	(0.01)
From return of capital	-	-	-	-	-	(0.16)
Total distributions	-	-	-	(0.04)	(0.63)	(0.17)

Net asset value, end of period	$ 5.01	$ 5.04	$ 4.46	$ 2.38	$ 4.45	$ 5.40

Total Return (c)	(0.60)%	13.00%	87.47%	(45.77)%	(6.49)%	4.52%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 5,953	$ 5,615	$ 5,240	$ 2,738	$ 5,703	$ 7,376
Ratio of expenses to average net assets (d)	2.67%(f)	2.64%	2.86%	2.65%	2.47%	2.38%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	2.67% (f)	2.64%	2.86%	2.65%	2.47%	2.38%
Ratio of net investment income (loss) to
average net assets (d) (e)	(0.86)% (f)	(1.45)%	(0.97)%	0.67%	(0.77)%	(0.43)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(0.86)% (f)	(1.45)%	(0.97)%	0.67%	(0.77)%	(0.43)%
Portfolio turnover rate	51.04%	97.02%	148.81%	211.26%	133.31%	22.18%

*See accompanying notes which are an integral part of the financial statements.

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Amount is less than $0.01

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(e)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)

Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund
CLASS D SHARES	Six Months Ended 06/30/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 8.95	$ 8.65	$ 7.36	$ 8.81	$ 9.76	$ 9.52

Income from investment operations
Net investment income (loss) (a)	0.23	0.40	0.46	0.53	0.56	0.53
Net realized and unrealized gain (loss)	0.23	0.52	1.46	(1.40)	(0.94)	0.29
Total from investment operations	0.46	0.92	1.92	(0.87)	(0.38)	0.82

Less Distributions to shareholders:
From net investment income	(0.32)	(0.40)	(0.47)	(0.53)	(0.56)	(0.53)
From net realized gain	-	-	-	-	-	-
From return of capital	-	(0.22)	(0.16)	(0.05)	(0.01)	(0.05)
Total distributions	(0.32)	(0.62)	(0.63)	(0.58)	(0.57)	(0.58)

Net asset value, end of period	$ 9.09	$ 8.95	$ 8.65	$ 7.36	$ 8.81	$ 9.76

Total Return (b)	5.17%	11.07%	27.48%	(10.29)%	(4.07)%	8.87%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,185	$ 6,756	$ 6,852	$ 6,113	$ 6,753	$ 6,173
Ratio of expenses to average net assets (c)	1.75%(e)	1.72%	1.74%	1.75%	1.75%	1.75%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.75% (e)	1.73%	1.82%	1.76%	1.75%	1.79%
Ratio of net investment income (loss) to
average net assets (d) (e)	5.15%(e)	4.54%	5.93%	6.33%	5.89%	5.57%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	5.15% (e)	4.54%	5.85%	6.32%	5.89%	5.53%
Portfolio turnover rate	23.89%	53.48%	50.75%	48.36%	60.85%	39.89%

*See accompanying notes which are an integral part of the financial statements.

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)

Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund
CLASS D SHARES	Six Months Ended 06/30/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 10.42	$ 9.30	$ 7.26	$ 12.37	$ 12.12	$ 11.04

Income from investment operations
Net investment income (loss) (a)	0.01	(0.03)	0.02	0.13	0.05	0.02
Net realized and unrealized gain (loss)	0.49	1.15	2.03	(4.42)	1.09	1.42
Total from investment operations	0.50	1.12	2.05	(4.29)	1.14	1.44

Less Distributions to shareholders:
From net investment income	-	-	(0.01)	(0.13)	(0.05)	-
From net realized gain	-	-	-	(0.69)	(0.84)	(0.27)
From return of capital	-	-	-	-	-	(0.09)
Total distributions	-	-	(0.01)	(0.82)	(0.89)	(0.36)

Net asset value, end of period	$ 10.92	$ 10.42	$ 9.30	$ 7.26	$ 12.37	$ 12.12

Total Return (b)	4.80%	12.04%	28.25%	(34.36)%	9.35%	13.01%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,937	$ 2,876	$ 2,844	$ 2,937	$ 4,800	$ 5,993
Ratio of expenses to average net assets (c)	1.99%(e)	2.03%	2.11%	1.86%	1.78%	1.80%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.99%(e)	2.03%	2.11%	1.86%	1.78%	1.80%
Ratio of net investment income (loss) to
average net assets (c) (d)	0.19% (e)	(0.34)%	0.23%	1.19%	0.39%	0.20%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.19% (e)	(0.34)%	0.23%	1.19%	0.39%	0.20%
Portfolio turnover rate	30.63%	45.73%	56.25%	81.84%	56.21%	67.09%

*See accompanying notes which are an integral part of the financial statements.

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)

Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund
CLASS D SHARES	Six Months Ended 06/30/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08 (a)
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 12.83	$ 9.80	$ 6.07	$ 10.00

Income from investment operations
Net investment income (loss) (b)	(0.12)	(0.22)	(0.20)	(0.08)
Net realized and unrealized gain (loss)	0.06	3.74	3.93	(3.85)
Total from investment operations	(0.06)	3.52	3.73	(3.93)

Less Distributions to shareholders:
From net investment income
From net realized gain	-	(0.49)	-	-
From return of capital		-
Total distributions	-	(0.49)	-	-

Net asset value, end of period	$ 12.77	$ 12.83	$ 9.80	$ 6.07

Total Return (c)	(0.47%)	35.90%	61.45%	(39.30)% (e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 5,671	$ 4,865	$ 2,762	$ 1,360
Ratio of expenses to average net assets (f)	2.20%(d)	2.61%	2.98%	5.28% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.20%(d)	2.61%	3.32%	5.68% (d)
Ratio of net investment income (loss) to
average net assets (f)	(1.78)% (d)	(1.99)%	(2.52)%	(3.67)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f)	(1.78)% (d)	(1.99)%	(2.85)%	(4.08)% (d)
Portfolio turnover rate	10.38%	36.36%	44.07%	21.04%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period September 2, 2008 (commencement of operations) through December 31, 2008.

(b)

Net investment income (loss) per share is based on average shares outstanding

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Not Annualized

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund
CLASS D SHARES	Six Months Ended 06/30/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
	(unaudited)
Selected Per Share Data
Net asset value, beginning of period	$ 5.21	$ 4.58	$ 2.44	$ 4.55	$ 5.49	$ 5.38

Income from investment operations
Net investment income (loss) (a)	(0.01)	(0.05)	(0.02)	0.04	(0.02)	0.01
Net realized and unrealized gain (loss)	-	0.68	2.16	(2.10)	(0.29)	0.27
Total from investment operations	(0.01)	0.63	2.14	(2.06)	(0.31)	0.28

Less Distributions to shareholders:
From investment income	-	-	- (b)	(0.04)	-	-
From net realized gain	-	-	-	(0.01)	(0.63)	(0.01)
From return of capital	-	-	-	-	-	(0.16)
Total distributions	-	-	-	(0.05)	(0.63)	(0.17)

Net asset value, end of period	$ 5.20	$ 5.21	$ 4.58	$ 2.44	$ 4.55	$ 5.49

Total Return (c)	(0.19%)	13.76%	87.78%	(45.35)%	(6.21)%	5.23%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 3,415	$ 3,644	$ 3,140	$ 2,001	$ 3,959	$ 6,098
Ratio of expenses to average net assets (d)	2.18%(f)	2.15%	2.36%	2.15%	1.97%	1.88%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	2.18%(f)	2.15%	2.36%	2.15%	1.97%	1.88%
Ratio of net investment income (loss) to
average net assets (d) (e)	(0.39)% (f)	(0.96)%	(0.47)%	0.98%	(0.31)%	0.19%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d) (e)	(0.39)% (f)	(0.96)%	(0.47)%	0.98%	(0.31)%	0.19%
Portfolio turnover rate	51.04%	97.02%	148.81%	211.26%	133.31%	22.18%

*See accompanying notes which are an integral part of the financial statements.

(a)

Net investment income (loss) per share is based on average shares outstanding.

(b)

Amount  is less than 0.01

(c)

Total return in the above table represents the rate that the investor would have earned or

(d)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(e)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)

Annualized

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

June 30, 2011

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora Equity Fund (the “Equity Fund”), Ancora MicroCap Fund (“MicroCap Fund”), and Ancora Special Opportunity Fund (the “Special Opportunity Fund”) (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003.  The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series.  The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation.  The Equity Fund’s investment objective is obtaining a high total return, a combination of income and capital appreciation in the value of its shares. The Microcap Fund’s investment objective is obtaining a high total return.  The Special Opportunity Fund’s investment objective is to obtain a high total return.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class C and Class D.  Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.  Class C shares are a no-load share class. Class D shares are offered continuously at net asset value. Each class is subject to a different distribution and shareholder service fee. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.  The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended June 30, 2011, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the statement of operations. During the six months ended June 30, 2011, the Funds’ did not incur any interest or penalties.

FINANCIAL REVIEW

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Equity Fund, Special Opportunity Fund, and MicroCap Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a Fund.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Funds’ relative net assets or other appropriate basis as determined by the Board.

NOTE 3. SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FINANCIAL REVIEW

NOTE 3. SECURITY VALUATIONS – continued

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the fund. The money market securities will be categorized as level 1 within the fair value hierarchy.

Equity securities (common stock including real estate investment trusts and corporate bond trust Certificates) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2011:

Ancora Income Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bond Trust Certificates	$ 6,731,270	$ -	$ -	$ 6,731,270
Closed End Funds	7,664,238	-	-	7,664,238
Preferred Stock	276,060	-	-	276,060
Real Estate Investment Trusts	4,231,477	-	-	4,231,477
Cash Equivalents	1,052,232	-	-	1,052,232
Total	$ 19,955,277	$ -	$ -	$ 19,955,277

Ancora Equity Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,277,062	$ -	$ -	$ 9,277,062
Convertible Preferred Securities	168,000			168,000
Closed End Funds	1,247,255	-		1,247,255
Cash Equivalents	716,239	-	-	716,239
Total	$ 11,408,556	$ -	$ -	$ 11,408,556

Ancora MicroCap Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 5,716,068	$ -	$ -	$ 5,716,068
Cash Equivalents	1,124,783	-	-	1,124,783
Total	$ 6,840,851	$ -	$ -	$ 6,840,851

Ancora Special Opportunity Fund Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 5,302,412	$ -	$ -	$ 5,302,412
Closed End Funds	2,143,897	-	-	2,143,897
Real Estate Investment Trusts	454,800	-	-	454,800
Cash Equivalents	1,491,248	-	-	1,491,248
Total	$ 9,392,357	$ -	$ -	$ 9,392,357

The Funds did not hold any Level 2 or Level 3 assets during the six months ended June 30, 2011. For more detail on the investments in common stocks please refer to the Schedule of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2011.  There were no transfers into or out of Level 1 or Level 2 during the six months ended June 30, 2011. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

FINANCIAL REVIEW

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  As a controlling member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Equity Fund, MicroCap Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the six months ended June 30, 2011, the Advisor earned fees of $96,015 from the Income Fund, $55,891 from the Equity Fund, $33,693 from the MicroCap Fund, and $48,175 from the Special Opportunity Fund.  At June 30, 2011, payables to the Advisor were $15,679, $9,179, $5,523, and $7,692 for the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund, respectively.  The Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.75% for Class D shares.  These waivers may be discontinued at any time. The Advisor has voluntarily agreed to waive its fee and/or reimburse the Equity Fund, MicroCap Fund, and Special Opportunity Fund in an amount, if any, by which each of the Fund’s total annual operating expenses exceed 5% of the average net assets of such fund. The Advisor waived fees of $540 for the Income Fund for the six months ended June 30, 2011.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including Ancora Securities Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including Ancora Securities Inc.) or other services.  Richard A. Barone, Chairman of the Trust and controlling shareholder of Ancora Capital, Inc., the parent company of Ancora Securities Inc., has an indirect financial interest in the operation of the Plan.

For the six months ended June 30, 2011 the fees paid were as follows:

Fund	Annual Rate	Fees Earned	Amount payable at June 30, 2011
Income Fund
Class C	0.50%	$ 30,999
Class D	0.25%	8,504
		$ 39,503	$ 6,704
Equity Fund
Class C	0.75%	$ 31,003
Class D	0.25%	3,639
		$ 34,642	$ 6,389
MicroCap Fund
Class C	0.75%	$ 4,540
Class D	0.25%	6,910
		$ 11,450	$ 3,710
Special Opportunity Fund
Class C	0.75%	$ 22,837
Class D	0.25%	4,431
		$ 27,268	$ 5,283

FINANCIAL REVIEW

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Funds have entered into an Administration Agreement with Ancora Capital, Inc. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, Ancora Capital, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the six months ended June 30, 2011, Ancora Capital Inc. earned $9,601 from the Income Fund, $5,589 from the Equity Fund, $3,369 from the Microcap Fund, and $4,818 from the Special Opportunity Fund.  As of June 30, 2011, Ancora Capital Inc. was owed $1,636, $918, $552, and $769 by the Income Fund, Equity Fund, Microcap Fund, and Special Opportunity Fund, respectively, for administrative services.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities Inc., if, in the Advisor’s judgment, the use of Ancora Securities Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities Inc. charges the Fund a commission rate consistent with those charged by Ancora Securities Inc. to comparable unaffiliated customers in similar transactions.  For the six months ended June 30, 2011, Ancora Securities, Inc. received commissions on security transactions of $10,230 for the Income Fund, $4,594 for the Equity Fund, $4,884 for the Microcap, and $19,536 for the Special Opportunity Fund.

The Trust retains Ancora Securities, Inc. (The “Distributor”), to act as the principal distributor of its shares.  The Distributor is an affiliate of the Adviser and serves without compensation other than fees paid to Ancora Securities under the 12b-1 Plan.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2011, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Income Fund	Equity Fund	MicroCap Fund	Special Opportunity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	4,533,677	3,350,390	1,170,347	4,346,113

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	4,999,340	3,249,875	598,355	3,853,194

At December 31, 2010, the costs of securities for federal income tax purposes were $17,808,526, $8,932,779, $4,598,807, and $8,145,024 for the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund respectively.

As of December 31, 2010, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Equity Fund	MicroCap Fund	Special Opportunity Fund
Gross Appreciation	$ 1,694,001	$ 2,330,593	$ 1,727,648	$ 1,869,382
Gross (Depreciation)	(292,305)	(338,288)	(299,531)	(1,005,541)

Net App. (Dep.) on Investments	$ 1,401,696	$ 1,992,305	$ 1,428,117	$ 863,841

FINANCIAL REVIEW

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2011 is as follows:

	Income Fund Class C	Income Fund Class D	Equity Fund Class C	Equity Fund Class D
Ordinary income	$ 416,324	$ 240,435	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ 416,324	$ 240,435	$ -	$ -

	MicroCap Fund Class C	MicroCap Fund Class D	Special Opportunity Fund Class C	Special Opportunity Fund Class D
Ordinary income	$ -	$ -	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ -	$ -	$ -	$ -

The tax character of distributions paid during the year ended December 31, 2010 is as follows:

	Income Fund Class C	Income Fund Class D	Equity Fund Class C	Equity Fund Class D
Ordinary income	$ 524,919	$ 318,176	$ -	$ -
Short-term capital gain	-	-	-	-
Long-term capital gain	-	-	-	-
Return of capital	295,316	177,399	-	-
	$ 820,235	$ 495,575	$ -	$ -

	MicroCap Fund Class C	MicroCap Fund Class D	Special Opportunity Fund Class C	Special Opportunity Fund Class D
Ordinary income	$ -	$ -	$ -	$ -
Short-term capital gain	8,002	34,475	-	-
Long-term capital gain	33,410	143,938	-	-
Return of capital	-	-	-	-
	$ 41,412	$ 178,413	$ -	$ -

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Income Fund	Equity Fund	MicroCap Fund	Special Opportunity Fund
Accumulated undistributed ordinary income	$ -	$ -	$ -	$ -
Accumulated undistributed capital gain (capital loss carry forward)	(2,557,311)	(2,315,555)	254,593	(1,377,131)
Unrealized appreciated (depreciation)	1,401,696	1,992,305	1,428,117	863,841
	$ (1,155,615)	$ (323,250)	$ 1,682,710	$ (513,290)

FINANCIAL REVIEW

NOTE 7. CAPITAL LOSS CARRYFORWARDS

Expiration Date	Income Fund	Equity Fund	MicroCap Fund	Special Opportunity Fund
2012	$ -	$ -	$ -	$ -
2014	$ -	$ -	$ -	$ -
2015	$ -	$ -	$ -	$ -
2016	$ 857,983	$ -	$ -	$ 319,503
2017	$ 1,699,328	$ 2,315,555	$ -	$ 1,057,628
2018	$ -	$ -	$ -	$ -
Total	$ 2,557,311	$ 2,315,555	$ -	$ 1,377,131

During the fiscal year ended December 31, 2010, the Income Fund utilized $509,392 of its capital loss carry forward, the Equity Fund utilized $8,914 of its capital loss carry forward, and the Special Opportunity fund utilized $1,373,666 of its capital loss carry forward.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2011 Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund Class C	91.75%
Income Fund Class D	95.86%
Equity Fund Class C	95.37%
Equity Fund Class D	94.73%
MicroCap Fund Class C	93.54%
MicroCap Fund Class D	98.00%
Special Opportunity Fund Class C	94.93%
Special Opportunity Fund Class D	98.20%

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds disclose their portfolio holdings in the following manner:  (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the six month period ended June 30, 2011, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

(THIS PAGE INTENTIONALLY LEFT BLANK)

FUND EXPENSES

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ancora Income Fund	Beginning Account		Expenses Paid During
	Value 01/01/11	Ending Account Value 06/30/11	the Period* 01/01/11 to 06/30/11
Actual
Class C	$ 1,000.00	$ 1,051.26	$ 10.17
Class D	$ 1,000.00	$ 1,051.74	$ 8.90
Hypothetical (5% Annual Return before expenses)
Class C	$ 1,000.00	$ 1,014.88	$ 9.99
Class D	$ 1,000.00	$ 1,016.12	$ 8.75

* Expenses are equal to the Class C and D fund shares’ annualized expense ratio of 2.00% and 1.75% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) - (continued)

Ancora Equity Fund	Beginning Account		Expenses Paid During
	Value 01/01/11	Ending Account Value 06/30/11	the Period* 01/01/11 to 06/30/11
Actual
Class C	$ 1,000.00	$ 1,045.28	$ 12.63
Class D	$ 1,000.00	$ 1,047.98	$ 10.10
Hypothetical (5% Annual Return before expenses)
Class C	$ 1,000.00	$ 1,012.45	$ 12.42
Class D	$ 1,000.00	$ 1,014.93	$ 9.94

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.49% and 1.99% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account		Expenses Paid During
	Value 01/01/11	Ending Account Value 06/30/11	the Period* 01/01/11 to 06/30/11
Actual
Class C	$ 1,000.00	$ 992.90	$ 13.39
Class D	$ 1,000.00	$ 995.32	$ 10.88
Hypothetical (5% Annual Return before expenses)
Class C	$ 1,000.00	$ 1,011.36	$ 13.51
Class D	$ 1,000.00	$ 1,013.88	$ 10.99

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.71% and 2.20% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Special Opportunity	Beginning Account		Expenses Paid During
Fund	Value 01/01/11	Ending Account Value 06/30/11	the Period* 01/01/11 to 06/30/11
Actual
Class C	$ 1,000.00	$ 994.05	$ 13.20
Class D	$ 1,000.00	$ 998.08	$ 10.80
Hypothetical (5% Annual Return before expenses)
Class C	$ 1,000.00	$ 1,011.55	$ 13.32
Class D	$ 1,000.00	$ 1,013.98	$ 10.89

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.67% and 2.18% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Directors:
Raj Aggarwal College of Business Administration	Trustee	Since November 15, 2003	Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to present and the former Dean of the College of Business Administration. Firestone Chair and Professor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	4	None.
University of Akron
Akron, OH 44325
64
Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	4	None.
200 North Folk Dr., Bentleyville, OH 44022		November 15, 2003
76
Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	4	None.
64
Stephen M Todd 95 Quail Hollow Dr, Moreland Hills, OH 44022 63	Trustee	Since November 8, 2010	Retired Global Vice Chairman of Ernst & Young.	4	None.
Interested Director:
Richard A. Barone (1)	Chairman, Trustee and Portfolio Manager	Since August 2, 2003

Portfolio Manager of the Ancora Funds since 2004; Chairman,Director and Portfolio Manager of Ancora Advisors LLC since 2003; Chairman and Director of Ancora Capital, Inc. since 2002; Chairman and Director of Ancora Securities, Inc. since 2000; Chairman and Director of the Ancora Group Inc. since 2010; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001

				4	The Stephen Company (TSC) Mace Security International (MACE)
2000 Auburn Drive, Cleveland, Ohio 44122
69

Officers:
Joseph M Spidalieri 2000 Auburn Dr. Cleveland, OH 44122 33	Chief Compliance Officer	Since March 1, 2011	Chief Compliance Officer of Ancora Advisors LLC; Director of Compliance of Ancora Securities, Inc.; Director of Compliance of Ancora Capital Inc.; Director of Compliance of The Ancora Group Inc.	4	None.
Bradley A. Zucker 2000 Auburn Dr. Cleveland, OH 44122 38	Secretary	Since August 2, 2003	Chief Financial Officer of Ancora Advisors LLC; Chief Financial Officer and Director of Ancora Securities, Inc.; Chief Financial Officer and Director of Ancora Capital Inc.; Chief Financial Officer and Director of The Ancora Group Inc.; member of the Executive Committee for the Ancora entities	4	None.

(1)  Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Anne Peterson Ogan

Stephen M. Todd

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

DISTRIBUTOR

Ancora Securities, Inc.

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue E.

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Ancora Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

* Richard A. Barone

Chairman and Treasurer

Date: September 7, 2011

*Print the name and title of each signing officer under his or her signature.